Document and Entity Information	Nov. 01, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 01, 2024
Entity Registrant Name	KEWAUNEE SCIENTIFIC CORP /DE/
Entity Incorporation State Country Code	DE
Entity File Number	0-5286
Entity Tax Identification Number	38-0715562
Entity Address Address Line 1	2700 West Front Street
Entity Address City Or Town	Statesville
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28677
City Area Code	704
Local Phone Number	873-7202
Security 12b Title	Common Stock, $2.50 par value
Trading Symbol	KEQU
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTEOn November 1, 2024 (the “Closing Date”), Kewaunee Scientific Corporation, a Delaware corporation (the “Company”), announced the closing of the Company’s acquisition (the “Acquisition”) of Nu Aire, Inc., a Minnesota corporation (“Nu Aire”), pursuant to the Securities Purchase Agreement (the “Purchase Agreement”), dated as of the Closing Date, by and among the Company, Nu Aire, Richard A. Peters, William F. Peters, Rita Peters Revocable Trust, and any amendments thereto (“Rita Trust”), Richard A. Peters Irrevocable Trust dated May 18, 2020, and any amendments thereto (“R. Peters 2020 Trust”), Richard A. Peters Revocable Trust, and any amendments thereto (“R. Peters 2005 Trust”), Karan A. Peters Revocable Trust, and any amendments thereto (“K. Peters Trust”), William F. Peters 2023 Irrevocable Trust dated December 20, 2023, and any amendments thereto (“W. Peters 2023 Trust”), and William F. Peters Revocable Trust, and any amendments thereto (“W. Peters Trust” and, together with Richard A. Peters, William F. Peters, Rita Trust, R. Peters 2020 Trust, R. Peters 2005 Trust, K. Peters Trust, and W. Peters 2023 Trust, the “Sellers” and each, a “Seller”), and William F. Peters, as Sellers’ Representative.Pursuant to the terms of the Purchase Agreement, the Company purchased all of the outstanding capital stock of Nu Aire from the Sellers for $55,000,000 in the aggregate, subject to certain customary adjustments for debt, cash, transaction expenses and net working capital, as further described in the Purchase Agreement.Concurrently with the entry into the Purchase Agreement, on the Closing Date, the Company entered into a Loan Agreement (the “Loan Agreement”) with PNC Bank, National Association (“PNC”). The loans governed by the Loan Agreement include: • a $20,000,000 committed senior secured revolving line of credit facility (the “Revolving Credit Facility”), which contains an option to increase the facility upon request by the Company and approval by PNC, in its discretion, by an additional $10,000,000; and • a $15,000,000 term loan (the “Term Loan”). Additionally, on the Closing Date, the Company entered into subordinated seller notes (the “Seller Notes”) in an aggregate amount of $23,000,000. The Seller Notes accrue interest at 8% per annum, and will mature on the third (3rd) anniversary of the Closing Date, at which time the outstanding principal amount and all unpaid accrued interest will become due and payable by the Company. The Revolving Credit Facility, the Term Loan, and the Seller Notes are collectively referred to herein as the “Financing.”On the Closing Date, the Company filed a Current Report on Form 8-K (the “Initial 8-K”) to report the closing of the Acquisition and the Financing on such date. Under Item 9.01 of the Initial 8-K, in reliance on the instructions to such Item, the Company stated that (a) the Company would file the financial statements required by Item 9.01(a) of Form 8-K by an amendment to the Initial 8-K no later than 71 days from the date on which the Initial 8-K was required to be filed, and (b) the Company would file the financial statements required by Item 9.01 (b) of Form 8-K by an amendment to the Initial 8-K no later than 71 days from the date on which the Initial 8-K was required to be filed. Accordingly, this Current Report on Form 8-K/A (this “Amendment”) amends the Initial 8-K to provide the requisite historical audited financial statements of Nu Aire and the requisite pro forma financial information.The unaudited pro forma condensed combined financial information included in this Amendment are presented for illustrative purposes only, contain a variety of adjustments, assumptions and estimates, and are not necessarily indicative of what the combined Company’s actual financial position or results of operations would have been had the Acquisition and the Financing been completed on the date indicated. The combined Company’s actual results and financial position may differ materially and adversely from the unaudited pro forma condensed combined financial information included in this Amendment. Important factors that may affect actual results include, but are not limited to, risks and uncertainties relating to the Company’s or Nu Aire’s business, as applicable (including each company’s ability to achieve strategic goals, objectives, and targets over applicable periods), industry performance, and general business and economic conditions.
Entity Central Index Key	0000055529